Income tax - Deferred taxes, reported in balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Income tax
Deferred tax assets	¥ 253,596	$ 36,264	¥ 230,877
Net deferred tax assets	253,596		¥ 230,877
Total amount of undistributed earnings from the PRC subsidiaries for which no withholding tax has been accrued	¥ 2,400,000